Fair Value Measurements, Available-For-Sale Securities And Restricted Funds	12 Months Ended
Dec. 31, 2011
Fair Value Measurements, Available-For-Sale Securities And Restricted Funds [Abstract]
Fair Value Measurements, Available-For-Sale Securities And Restricted Funds
5.	Fair Value Measurements, Available-For-Sale Securities and Restricted Funds

General. GAAP defines fair value as the amount that would be received for an asset or paid to transfer a liability (i.e., an exit price) in the principal market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. GAAP describes the following three levels of inputs that may be used:

Level 1:	Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets and liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2:	Observable prices that are based on inputs not quoted on active markets but corroborated by market data.

Level 3:	Unobservable inputs when there is little or no market data available, thereby requiring an entity to develop its own assumptions. The fair value hierarchy gives the lowest priority to Level 3 inputs.

Transfers between levels within the fair value hierarchy are recognized by the Company on the date of the change in circumstances that requires such transfer. The table below summarizes the estimated fair values of the Company's financial assets (liabilities) as of December 31, 2011 (in thousands).

	Level 1	Level 2	Level 3	Totals

Available-for-sale securities, including those in restricted funds	$216,535	$30,275	$—	$246,810

Interest rate swap contract	$—	$(162,307)	$—	$(162,307)

The estimated fair value of the Company's interest rate swap contract was determined using a model that considers various inputs and assumptions, including LIBOR swap rates, cash flow activity, forward yield curves and other relevant economic measures, all of which are observable market inputs that are classified under Level 2 of the fair value hierarchy. The model also incorporates valuation adjustments for credit risk. The table below summarizes the Company's balance sheet classification of the estimated fair values of its interest rate swap contract liabilities (in thousands).

	December 31,
	2011	2010

Accrued expenses and other liabilities	$86,975	$—
Other long-term liabilities	75,332	215,473

Totals	$162,307	$215,473

The Company's Level 2 available-for-sale securities primarily consist of bonds and notes issued by (i) the United States government and its agencies and (ii) domestic and foreign corporations. The estimated fair values of these securities are determined using various valuation techniques, including a multi-dimensional relational model that incorporates standard observable inputs and assumptions such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids/offers and other pertinent reference data.

See Note 1(j) and Note 2 for discussion of the estimated fair values of the Company's other financial instruments, including valuation methods.

Available-For-Sale Securities (including those in restricted funds). Supplemental information regarding the Company's available-for-sale securities, which consisted of debt securities and shares in publicly traded stocks and mutual funds (all of which had no withdrawal restrictions), is set forth in the table below (in thousands).

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Values

As of December 31, 2011:
Debt securities and debt-based mutual funds
Government	$125,338	$1,164	$(25)	$126,477
Corporate	76,995	356	(708)	76,643
Equity securities and equity-based mutual funds
Domestic	26,220	2,354	(431)	28,143
International	15,446	304	(1,288)	14,462
Commodity-based fund	1,533	—	(448)	1,085

Totals	$245,532	$4,178	$(2,900)	$246,810

As of December 31, 2010:
Debt-based mutual funds
Government	$120,026	$326	$(308)	$120,044
Corporate	6,943	457	—	7,400
Equity-based mutual funds
Domestic	4,840	751	—	5,591
International	8,147	1,190	—	9,337

Totals	$139,956	$2,724	$(308)	$142,372

As of December 31, 2011 and 2010, investments with aggregate estimated fair values of approximately $67.0 million (294 investments) and $64.5 million (five investments), respectively, generated the gross unrealized losses disclosed in the table on the preceding page. Due to recent declines in the value of such securities and/or the Company's brief holding period (i.e., all such securities have been held for less than one year), as well as the Company's ability to hold the securities for a reasonable period of time sufficient for a projected recovery of fair value, management concluded that other-than-temporary impairment charges were not necessary at either of the balance sheet dates. Management will continue to monitor and evaluate the recoverability of the Company's available-for-sale securities.

As of December 31, 2011, the contractual maturities of debt securities held by the Company, excluding debt-based mutual fund holdings, are set forth in the table below. Expected maturities will differ from contractual maturities because the issuers of the debt securities may have the right to prepay their obligations without prepayment penalties.

	Amortized Cost Basis	Estimated Fair Value
	(in thousands)
Within 1 year	$—	$—
After 1 year and through year 5	6,265	6,209
After 5 years and through year 10	9,036	9,044
After 10 years	14,762	15,022

Gross realized gains and losses on sales of available-for-sale securities and other investment income, which includes interest and dividends, are summarized in the table below (in thousands).

	Years Ended December 31,
	2011	2010	2009

Realized gains	$1,694	$4,708	$1,384
Realized losses	(1,176)	(380)	—
Investment income	6,962	7,132	2,832

Restricted Funds. The Company's restricted funds are held by a wholly owned captive insurance subsidiary that is domiciled in the Cayman Islands. The assets of such subsidiary are effectively limited to use in its proprietary operations. Restricted funds are primarily used to purchase reinsurance policies and pay professional liability indemnity losses and related loss expenses. The current and long-term classification of restricted funds is primarily based on the projected timing of professional liability claim payments. The table below summarizes the estimated fair values of the Company's restricted funds (in thousands).

	December 31,
	2011	2010

Cash and cash equivalents	$—	$5,706
Available-for-sale securities	124,533	85,045

Totals	$124,533	$90,751

Supplemental information regarding the available-for-sale securities that are included in restricted funds is set forth in the table below (in thousands).

	Years Ended December 31,
	2011	2010	2009

Proceeds from sales	$46,325	$17,577	$4,600
Purchases	86,057	18,981	$72,117